EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share represents income available to ordinary stockholders divided by the weighted average number of common stock outstanding during the reported period. Treasury stock is excluded from the weighted average number of shares of common stock outstanding. During 2023, we repurchased 146,650 shares of our common stock. Net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of the Public and Private Placement Warrants to purchase an aggregate of 26,150,000 shares in the calculation of diluted income per ordinary share, since the average market price of the Company’s Class A common stock for the year ended December 31, 2023 was below the warrants’ $11.50 exercise price. We compute diluted earnings per share using the weighted average number of common shares outstanding plus the dilutive effect of outstanding RSUs computed using the treasury stock method.
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	For Years Ended December 31,
	2023	2022
Net income attributable to common stockholders (same for diluted earnings per share)	$9,516,626	$31,682,275
Weighted-average common shares outstanding for basic earnings per share	56,951,414	50,369,350
Restricted stock units	816,484	—
Shares used for diluted earnings per share	57,767,898	50,369,350
Earnings per share:
Basic earnings per share	$0.17	$0.63
Diluted earnings per share	$0.16	$0.63